GEOGRAPHIC AND RELATED INFORMATION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Revenue percentage	64.00%	83.00%	54.00%	73.00%	56.00%	68.00%	75.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenue percentage	10.00%		10.00%
Revenues	$ 24.8		$ 39.1				$ 66.1
Customer H [Member]
Revenue, Major Customer [Line Items]
Revenue percentage	10.00%
Revenues	5.4
Two Customer [Member]
Revenue, Major Customer [Line Items]
Revenues					27.6	34.5
Customer L [Member]
Revenue, Major Customer [Line Items]
Revenue percentage		10.00%		10.00%
Revenues		12.5		27.2
Customer M [Member]
Revenue, Major Customer [Line Items]
Revenue percentage				10.00%
Revenues				21.8
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues					84.6	25.1
Customer J [Member]
Revenue, Major Customer [Line Items]
Revenue percentage		10.00%		10.00%
Revenues		31.1		77.8
Customer K [Member]
Revenue, Major Customer [Line Items]
Revenue percentage		10.00%		10.00%
Revenues		18.9		26.8
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenue percentage			10.00%
Revenues			55.2
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues					30.0	61.7
Customer F [Member]
Revenue, Major Customer [Line Items]
Revenues							16.1
Customfer G [Member]
Revenue, Major Customer [Line Items]
Revenues							$ 18.2